Summary of Significant Accounting Policies - Estimated Useful Lives of Respective Assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Minimum | Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum | Other equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Maximum | Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Maximum | Other equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years